Leases (Tables)	12 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Operating Lease Extended Lease Contract	The lease agreement does not contain any material residual value guarantees or material restrictive covenants.

	As of June 30,
	2026	2025
Operating lease right-of-use assets	$3,991	$10,525
Operating lease liabilities – current	1,356	7,550
Operating lease liabilities – noncurrent	1,415	-
Total operating lease liabilities	$2,771	$7,550

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	As of June 30,
	2026	2025
Weighted-average remaining lease term (years)	2.90	1.42
Weighted-average discount rate	3.00%	2.80%

Schedule of Maturity of Operating Lease Liabilities

The following table summarizes the maturity of operating lease liabilities as of June 30, 2026:

As of June 30,
2026
2027	1,455
2028	1,455
Thereafter	-
Total lease payments	2,910
Less: imputed interest	(139)
Total lease liabilities	$2,771